Parent Company Statements - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 84,242	$ 86,135	$ 81,012
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense	3,942	2,814	1,828
Increase (decrease) in other liabilities	(11,778)	2,006	1,173
Net cash provided by operating activities	87,991	87,887	89,234
Investing activities:
Net cash used in investing activities	(61,971)	(152,560)	(395,468)
Financing activities
Repayment of subordinated notes	(30,000)	0	0
Payments Related to Tax Withholding for Share-based Compensation	347	0	0
Net cash (used in) provided by financing activities	(3,354)	61,660	217,994
Increase (decrease) in cash and cash equivalents	22,666	(3,013)	(88,240)
Parent Company
Net income	84,242	86,135	81,012
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income of subsidiaries	(26,699)	(30,692)	(25,561)
Decrease (increase) in other assets	205	(3,425)	(182)
Increase (decrease) in other liabilities	475	(2,524)	485
Net cash provided by operating activities	60,344	52,308	57,582
Proceeds from Sale of Available-for-sale Securities, Equity	2,265	0	0
Investing activities:
Repayment of investments in and advances to subsidiaries	0	15,000	10,000
Net cash used in investing activities	2,265	15,000	10,000
Financing activities
Cash dividends paid	(57,493)	(57,653)	(57,776)
Cash payment for fractional shares	(6)	(4)	(3)
Payments Related to Tax Withholding for Share-based Compensation	(347)	0	0
Net cash (used in) provided by financing activities	(95,224)	(57,657)	(63,837)
Increase (decrease) in cash and cash equivalents	(32,615)	9,651	3,745
Cash at beginning of year	112,067	102,416	98,671
Cash at end of year	79,452	112,067	102,416
Parent Company
Adjustments to reconcile net income to net cash provided by operating activities:
Compensation expense for issuance of treasury shares to directors	1,241	950	963
Share-based compensation expense	2,701	1,864	865
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments	(1,821)	0	0
Treasury Stock, Common [Member]
Financing activities
Payments for Repurchase of Equity	$ 7,378	$ 0	$ 6,058